10. Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related party deposits	$ 44,500	$ 30,400
Lease payments	$ 173	$ 231